RELATED PARTIES - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee salaries and benefits	$ 2,727	$ 2,260
Share-based payments	2,572	4,119
Total compensation	$ 5,299	$ 6,379